GOVERNMENT FEES AND OTHER TAXES	12 Months Ended
Mar. 31, 2019
Disclosure of government fees and other taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES

17.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Years ended March 31,
	2019	2018
Government fees	$162	$351
Other taxes	2,537	2,620
	$2,699	$2,971

Government fees refer to the environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.